Share-Based Compensation and Other Related Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-Based Compensation and Other Related Information
27.	SHARE-BASED COMPENSATION AND OTHER RELATED INFORMATION

(a)	Stock Options and Restricted Share Units (“RSUs”)

For the year ended December 31, 2018, total share-based compensation relating to stock options and RSUs of $25 million (2017 – $30 million) was recognized as corporate administration expense in the Consolidated Statements of (Loss) Earnings.

Stock Options

Effective January 1, 2017, the Company stopped granting options under the stock option plan. The following table summarizes the changes in stock options for the years ended December 31:

	Number of options (000’s)	Weighted average exercise price (C$/option)
At January 1, 2018	7,295	$26.02
Forfeited/expired	(2,398)	29.44
December 31, 2018 - outstanding	4,897	$24.35
December 31, 2018 - exercisable	4,310	$24.91
At January 1, 2017	10,675	$28.03
Issued in connection with the acquisition of Exeter (note 7)	192	4.32
Exercised (1)	(27)	20.27
Forfeited/expired	(3,545)	30.92
December 31, 2017 - outstanding	7,295	$26.02
December 31, 2017 - exercisable	5,252	$27.39

(1)  The weighted average share price at the date stock options were exercised was C$21.78.

The following table summarizes information about the Company’s stock options outstanding at December 31, 2018:

		Options outstanding		Options exercisable
Exercise prices (C$/option)	Options outstanding (000’s)	Weighted average exercise price (C$/option)	Weighted average remaining contractual life (years)	Options outstanding and exercisable (000’s)	Weighted average exercise price (C$/option)	Weighted average remaining contractual life (years)
$4.17 - $ 4.50	192	$4.32	1.7	192	$4.32	1.7
$20.27	1,863	20.27	4.2	1,276	20.27	3.9
$27.15	1,770	27.15	3.2	1,770	27.15	3.2
$30.41	1,072	30.41	0.2	1,072	30.41	0.2
	4,897	$24.35	2.8	4,310	$24.91	2.6

RSUs

Under the RSU Plan, RSUs are granted to employees and directors as a discretionary payment in consideration of past services to the Company. Each RSU entitles the holder to one common share at the end of the vesting period.

The Company granted 2.2 million RSUs during the year ended December 31, 2018, which vest over 3 years (2017 – 1.6 million RSU’s issued). The grant date fair value was $13.17 per RSU (2017 – $16.94) with a total fair value of $29 million (2017 – $27 million) based on the market value of the underlying shares at the date of issuance. The Company estimated a forfeiture rate of 17.4% for the RSUs granted during the year ended December 31, 2018 (2017 – 17.3%).

During the year ended December 31, 2018, 1.6 million (2017 – 1.6 million) of common shares were issued from the vesting of RSUs. At December 31, 2018, there were 3.2 million RSUs outstanding (December 31, 2017 – 2.9 million).

(b)	PSUs

Under the 2017 PSU plan, PSUs are granted to senior management, where each PSU has a value equal to one Goldcorp common share. The payout for each performance share unit is determined by a shareholder return metric, measured against a select peer group of companies during a three-year performance period, and other internal financial performance measures. There is no payout if performance does not meet a certain threshold.

The initial fair value of the liability is calculated as of the grant date and is recognized within share-based compensation expense using the straight-line method over the vesting period. Subsequently, at each reporting date and on settlement, the liability is remeasured with changes in fair value recognized as share-based compensation expense or recovery over the vesting period.

During the year ended December 31, 2018, the Company issued 0.9 million PSUs (2017 – 0.7 million) with a total fair value of $12 million (2017 – $13 million) at the date of issuance.

At December 31, 2018, the carrying amount of PSUs outstanding and included in other current liabilities and other non-current liabilities in the Consolidated Balance Sheets was $nil and $5 million, respectively (December 31, 2017 – $1 million and $2 million, respectively). During the year ended December 31, 2018, the total intrinsic value of PSUs vested and exercised was $1 million (2017 – nominal). The Company estimated a forfeiture rate of 8.1% for the PSUs granted during the year ended December 31, 2018 (2017 – 8.1%).

Total share-based compensation expense included in corporate administration in the Consolidated Statements of (Loss) Earnings relating to PSUs for the year ended December 31, 2018 was $3 million (2017 – $3 million). At December 31, 2018, there were 1.7 million PSUs outstanding (December 31, 2017 – 1.0 million).

(c)	PRUs

Under the PRU Plan, participants are granted a number of PRUs which entitle them to a cash payment equivalent to the fair market value of one common share for each PRU held by the participant on the vesting date.

The Company issued 0.7 million PRUs during the year ended December 31, 2018 (2017 – 0.4 million), which vest over 3 years (2017 – 3 years) and had a fair value of $9 million (2017 – $7 million) based on the market value of the underlying shares at the date of issuance (weighted average fair value per unit – $13.03 (2017 – $16.99).

Total share-based compensation relating to PRUs for the year ended December 31, 2018 was $4 million (2017 – $3 million), which is included in corporate administration expense in the Consolidated Statements of (Loss) Earnings.

At December 31, 2018, the total carrying amount of the 0.9 million PRUs outstanding (2017 – 0.6 million) and included in other current liabilities and other non-current liabilities in the Consolidated Balance Sheets was $3 million and $2 million, respectively (December 31, 2017 – $3 million and $2 million, respectively).

(d)	Employee Share Purchase Plan (“ESPP”)

During the year ended December 31, 2018, the Company recorded compensation expense of $5 million (2017 – $5 million), which was included in corporate administration expense in the Consolidated Statements of (Loss) Earnings, representing the Company’s contributions to the ESPP measured using the market price of the underlying shares at the dates of contribution.

(e)	Issued Share Capital

The Company has an unlimited number of authorized shares and does not reserve shares for issuances in connection with the exercise of stock options, the vesting of RSU and share purchases from the ESPP.